Leases - Summary of Minimum Annual Rental Payments Required under Operating Lease (Detail) $ in Thousands	Dec. 31, 2019 USD ($)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2019	$ 254,866
2020	188,138
2021	165,642
2022	144,814
2023	122,814
Thereafter	$ 819,004